Loans and Advances to Customers (Tables)	6 Months Ended
Jun. 30, 2022
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	30 June 2022	31 December 2021
	£m	£m
Loans and advances to customers	217,910	210,947
Credit impairment loss allowances on loans and advances to customers	(876)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	217,012	210,094